UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended June 30, 2000.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                     [     ]   adds  new  holdings
entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

      /S/ JEFF KESWIN          New York, New York       August 14,
2000
     ---------------          ------------------       -----------
-

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total:      $291,964


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

                                              FORM 13F INFORMATION TABLE


VOTING AUTHORITY
                       TITLE                    VALUE     SHARES/     SH/   PUT/
INVSTMT    OTHER    ---------------------
NAME  OF  ISSUER      OF CLASS       CUSIP    (X$1,000)   PRN AMT     PRN   CALL
DSCRETN  MANAGERS    SOLE     SHARED NONE
--------------      --------     ---------   --------   ---------   ---  ---- --
-----  --------  ---------  ------ ----
AGRIBRANDS   INTL       COM           00849R105      25,515        608,400    SH
SOLE               608,400
   INC
ASSISTED   LIVING       COM           04543L109         684      1,093,600    SH
SOLE             1,093,600
   CONCEPTS INC
ASSISTED   LIVING      SB  DB         04543LAD1       7,288       137,500    PRN
SOLE               137,500
   CONCEPTS INC     CV 6%02
ASSISTED   LIVING      SB  DB         04543LAG4         520        10,000    PRN
SOLE                10,000
   CONCEPTS INC     CV 5.625%03
AMERUS   LIFE  HLDGS    COM           030732101       3,562        172,700    SH
SOLE               172,700
   INC
BNC   MTG   INC          COM           05561Y105       6,446       665,400    SH
SOLE               665,400
CONSOLIDATED          COM            209232107        1,581        389,100    SH
SOLE               389,100
   FREIGHTWAYS
   CORP
DAISYTEK   INTL  CORP   COM           234053106         283         30,000    SH
SOLE                30,000
EMCOR   GROUP  INC      COM           29084Q100       6,293        271,400    SH
SOLE               271,400
FPIC   INS   GROUP       COM           302563101       2,325       148,200    SH
SOLE               148,200
   INC
HAMILTON   BANCORP      COM           407013101       4,858        277,600    SH
SOLE               277,600
   INC FLA
INSIGNIA   FINL  GROUP  COM           45767A105      10,130      1,013,000    SH
SOLE             1,013,000
   INC NEW
LONE   STAR             COM           542307103      10,688      1,055,600    SH
SOLE             1,055,600
   STEAKHOUSE
   SALOON
MAGNA   ENTMT  CORP     CL  A          559211107      17,317     2,657,700    SH
SOLE             2,657,700
M   D  C  HLDGS  INC      COM           552676108      20,767     1,115,000   SH
SOLE             1,115,000
MEDICAL   MANAGER       COM           584630103       4,496        132,000    SH
SOLE               132,000
   CORP NEW
MERCER  INTL  INC      SH  BEN  INT    588056101      14,037     1,688,700    SH
SOLE             1,688,700
METHODE   ELECTRS  INC  COM           591520200       3,863        100,000    SH
SOLE               100,000
NAVIGANT   INTL  INC    COM           63935R108      10,881      1,130,500    SH
SOLE             1,130,500
NCRIC   GROUP  INC      COM           628866105         129         17,500    SH
SOLE                17,500
NEOPHARM   INC          COM           640919106         945         48,200    SH
SOLE                48,200
OMEGA   WORLDWIDE       COM           68210B108       1,985        547,700    SH
SOLE               547,700
   INC
OMTOOL   LTD            COM           681974101         943        603,300    SH
SOLE               603,300
OPTI   INC              COM           683960108       1,854        361,700    SH
SOLE               361,700
RECKSON   SVC  INDS     COM           75621J109      19,045        893,600    SH
SOLE               893,600
   INC
STANCORP   FINL         COM           852891100      17,511        545,100    SH
SOLE               545,100
   GROUP INC
SNYDER                COM   SNC       832914105       3,563        150,000    SH
SOLE               150,000
   COMMUNICATIONS
   INC
SPLASH   TECHNOLOGY     COM           848623104      10,556      1,340,500    SH
SOLE             1,340,500
   HLDGS INC
TELEDYNE              COM            879360105       11,725        700,000    SH
SOLE               700,000
   TECHNOLOGIES
   INC
TRIAD   HOSPITALS       COM           89579K109      59,983      2,479,900    SH
SOLE             2,479,900
   INC
UCBH   HOLDINGS  INC    COM           90262T308       1,664         62,333    SH
SOLE                62,333
UICI                  COM            902737105        5,677        865,100    SH
SOLE               865,100
VISTEON   CORP          COM           92839U107       4,850        400,000    SH
SOLE               400,000